EMPLOYEE BENEFIT PLAN (Details Narrative) $ in Millions	12 Months Ended
Oct. 31, 2020 USD ($)
401(k) Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount	$ 0.1